Lease - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aggregate future minimum rental payments under non cancelable agreement
2024	¥ 31,106
2025	18,846
2026	6,357
2027	44
2028	13
Total minimum lease payment	56,366
Less: imputed interest	(2,512)
Total lease liability balance	¥ 53,854	¥ 85,923